Property, Plant & Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Cost	$ 20,732
Accumulated Depreciation	(13,037)
Property, plant and equipment	7,695	$ 8,844
Computer equipment [Member]
Property Plant And Equipment [Line Items]
Cost	2,840
Accumulated Depreciation	(2,237)
Property, plant and equipment	603	794
Office equipment [Member]
Property Plant And Equipment [Line Items]
Cost	309
Accumulated Depreciation	(171)
Property, plant and equipment	138	196
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Cost	486
Accumulated Depreciation	(301)
Property, plant and equipment	185	267
Land [Member]
Property Plant And Equipment [Line Items]
Cost	4,637
Accumulated Depreciation	0
Property, plant and equipment	4,637	4,637
Other [Member]
Property Plant And Equipment [Line Items]
Cost	12,460
Accumulated Depreciation	(10,328)
Property, plant and equipment	$ 2,132	$ 2,950